Loans And Borrowings - Schedule of detailed information about notes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
CNOOC Finance (2003) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2003) Limited
Maturity	Due in 2033
Coupon Rate	5.50%
Outstanding Principal Amount	$ 300	$ 300
CNOOC Finance (2011) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2011) Limited
Maturity	Due in 2021
Coupon Rate	4.25%
Outstanding Principal Amount	$ 1,500	1,500
CNOOC Finance (2011) Limited (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2011) Limited
Maturity	Due in 2041
Coupon Rate	5.75%
Outstanding Principal Amount	$ 500	500
CNOOC Finance (2012) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2012) Limited
Maturity	Due in 2022
Coupon Rate	3.875%
Outstanding Principal Amount	$ 1,500	1,500
CNOOC Finance (2012) Limited (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2012) Limited
Maturity	Due in 2042
Coupon Rate	5.00%
Outstanding Principal Amount	$ 500	500
CNOOC Finance (2013) Limited (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2013) Limited
Maturity	Due in 2023
Coupon Rate	3.00%
Outstanding Principal Amount	$ 2,000	2,000
CNOOC Finance (2013) Limited (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2013) Limited
Maturity	Due in 2043
Coupon Rate	4.25%
Outstanding Principal Amount	$ 500	500
CNOOC Nexen Finance (2014) ULC (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2014) ULC
Maturity	Due in 2024
Coupon Rate	4.25%
Outstanding Principal Amount	$ 2,250	2,250
CNOOC Nexen Finance (2014) ULC (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2014) ULC
Maturity	Due in 2044
Coupon Rate	4.875%
Outstanding Principal Amount	$ 500	500
CNOOC Petroleum North America ULC (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC
Maturity	Due in 2019
Coupon Rate	6.20%
Outstanding Principal Amount	$ 300	300
CNOOC Petroleum North America ULC (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC
Maturity	Due in 2028
Coupon Rate	7.40%
Outstanding Principal Amount	$ 200	200
CNOOC Petroleum North America ULC (Note Three) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC
Maturity	Due in 2032
Coupon Rate	7.875%
Outstanding Principal Amount	$ 500	500
CNOOC Petroleum North America ULC (Note Four) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC
Maturity	Due in 2035
Coupon Rate	5.875%
Outstanding Principal Amount	$ 790	790
CNOOC Petroleum North America ULC (Note Five) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC
Maturity	Due in 2037
Coupon Rate	6.40%
Outstanding Principal Amount	$ 1,250	1,250
CNOOC Petroleum North America ULC (Note Six) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Petroleum North America ULC
Maturity	Due in 2039
Coupon Rate	7.50%
Outstanding Principal Amount	$ 700	700
CNOOC Finance (2015) U.S.A. LLC (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) U.S.A. LLC
Maturity	Due in 2025
Coupon Rate	3.50%
Outstanding Principal Amount	$ 2,000	2,000
CNOOC Finance (2015) Australia Pty Ltd (Note One) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) Australia Pty Ltd
Maturity	Due in 2020
Coupon Rate	2.625%
Outstanding Principal Amount	$ 1,500	1,500
CNOOC Finance (2015) Australia Pty Ltd (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) Australia Pty Ltd
Maturity	Due in 2045
Coupon Rate	4.20%
Outstanding Principal Amount	$ 300	300
CNOOC Finance (2015) U.S.A. LLC (Note Two) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) U.S.A. LLC
Maturity	Due in 2023
Coupon Rate	3.75%
Outstanding Principal Amount	$ 450	450
CNOOC Finance (2015) U.S.A. LLC (Note Three) [member]
Disclosure of detailed information about borrowings [line items]
Issued by	CNOOC Finance (2015) U.S.A. LLC
Maturity	Due in 2028
Coupon Rate	4.375%
Outstanding Principal Amount	$ 1,000	$ 1,000